Shareholders' equity - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares	Mar. 31, 2019 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | Share	4,949,106	4,507,606	3,953,739
Weighted average remaining contractual life of outstanding share options	5 years 11 months 23 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.63	$ 3.32	$ 3.46
Number of share options exercisable in share-based payment arrangement | Share	3,703,436
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.52
Range of exercise prices $ 0.23 - 0.69 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | Share	832,333
Weighted average remaining contractual life of outstanding share options	7 years 6 months
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.39
Number of share options exercisable in share-based payment arrangement | Share	672,666
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.43
Range of exercise prices $ 0.23 - 0.69 [Member] | Minimum [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	0.23
Range of exercise prices $ 0.23 - 0.69 [Member] | Maximum [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 0.69
Range of exercise prices $ 1.88 - 4.73 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | Share	4,016,773
Weighted average remaining contractual life of outstanding share options	5 years 9 months 18 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.98
Number of share options exercisable in share-based payment arrangement | Share	2,930,770
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.83
Range of exercise prices $ 1.88 - 4.73 [Member] | Minimum [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	1.88
Range of exercise prices $ 1.88 - 4.73 [Member] | Maximum [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 4.73
Range of exercise prices $ 6.78 - 8.05 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | Share	100,000
Weighted average remaining contractual life of outstanding share options	6 months 25 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 7.54
Number of share options exercisable in share-based payment arrangement | Share	100,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 7.54
Range of exercise prices $ 6.78 - 8.05 [Member] | Minimum [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	6.78
Range of exercise prices $ 6.78 - 8.05 [Member] | Maximum [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 8.05